Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (95.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (10.8%)
58.com, Inc., ADR *	Cayman Islands	157,544	7,769
Autohome, Inc., ADR *	Cayman Islands	136,696	11,364
China Mobile, Ltd.	Hong Kong	1,161,500	9,610
MTN Group, Ltd.	South Africa	1,166,600	7,418
Tencent Holdings, Ltd.	Cayman Islands	1,047,200	44,118

Total			80,279

Consumer Discretionary (12.3%)
Astra International Tbk PT	Indonesia	26,455,400	12,300
China International Travel Service Corp., Ltd. - Class A	China	1,093,901	14,261
Hero MotoCorp, Ltd.	India	64,330	2,442
Huazhu Group, Ltd., ADR	Cayman Islands	259,158	8,557
Lojas Renner SA	Brazil	960,558	11,668
Midea Group Co., Ltd. - Class A	China	1,007,184	7,210
Naspers, Ltd. - Class N	South Africa	95,625	14,491
Prosus NV *	Netherlands	95,625	7,020
Sands China Ltd.	Cayman Islands	1,908,400	8,644
Yum China Holdings, Inc.	United States	123,644	5,617

Total			92,210

Consumer Staples (11.3%)
Ambev SA, ADR	Brazil	2,305,909	10,653
BIM Birlesik Magazalar AS	Turkey	888,853	7,732
BRF SA *	Brazil	698,635	6,423
Budweiser Brewing Co. APAC, Ltd. *	Cayman Islands	1,465,000	5,252
Fomento Economico Mexicano SAB de CV, ADR	Mexico	169,500	15,523
Hindustan Unilever, Ltd.	India	383,322	10,736
ITC, Ltd.	India	3,820,222	13,970
Kweichow Moutai Co., Ltd. - Class A	China	83,480	13,449
Massmart Holdings, Ltd.	South Africa	322,011	932

Total			84,670

Energy (2.9%)
LUKOIL PJSC, ADR	Russia	63,766	5,276
Novatek PJSC	Russia	386,930	7,859
Tenaris SA, ADR	Luxembourg	382,400	8,099

Total			21,234

Financials (26.2%)
AIA Group, Ltd.	Hong Kong	2,051,200	19,380
Banco Bradesco SA, ADR	Brazil	3,086,877	25,127
Banco Santander Chile, ADR	Chile	261,312	7,317
Bank Central Asia Tbk PT	Indonesia	7,051,500	15,077
Bank of the Philippine Islands	Philippines	3,580,636	6,425
Bank Rakyat Indonesia Persero Tbk PT	Indonesia	22,096,800	6,413
Grupo Financiero Banorte SAB de CV	Mexico	2,672,060	14,402

Common Stocks (95.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	323,192	9,484
Housing Development Finance Corp., Ltd.	India	1,049,747	29,285
Kotak Mahindra Bank, Ltd.	India	741,280	17,132
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,611,500	30,004
Sberbank of Russia PJSC	Russia	2,538,076	8,911
SBI Life Insurance Co., Ltd.	India	585,341	6,965

Total			195,922

Health Care (0.9%)
Wuxi Biologics Cayman, Inc. *	Cayman Islands	668,000	6,818

Total			6,818

Industrials (2.6%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	566,480	8,637
Shanghai International Airport Co., Ltd. - Class A	China	930,582	10,400

Total			19,037

Information Technology (13.7%)
ASML Holding NV	Netherlands	16,600	4,111
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	China	963,362	4,359
Samsung Electronics Co., Ltd.	South Korea	730,150	29,941
Sunny Optical Technology Group Co., Ltd.	Cayman Islands	438,900	6,451
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,920,290	43,345
Tata Consultancy Services, Ltd.	India	482,962	14,291

Total			102,498

Materials (7.9%)
Grasim Industries, Ltd.	India	483,000	5,023
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	6,906
LG Chem, Ltd.	South Korea	47,777	11,963
The Siam Cement PCL	Thailand	753,900	10,057
UltraTech Cement, Ltd.	India	170,064	10,424
Vale SA, ADR *	Brazil	1,302,100	14,974

Total			59,347

Real Estate (6.4%)
Ayala Land, Inc.	Philippines	16,230,420	15,485
China Resources Land, Ltd.	Cayman Islands	3,980,000	16,681
Hang Lung Group, Ltd.	Hong Kong	889,000	2,214
Hang Lung Properties, Ltd.	Hong Kong	2,326,000	5,283

Emerging Markets Equity Portfolio

Common Stocks (95.0%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate continued
Multiplan Empreendimentos Imobiliarios SA	Brazil	1,198,400	8,321

Total			47,984

Total Common Stocks (Cost: $646,824)			709,999

Preferred Stocks (3.5%)
Consumer Staples (0.1%)
Amorepacific Corp.	South Korea	7,225	443

Total			443

Energy (1.4%)
Petroleo Brasileiro SA	Brazil	1,642,670	10,892

Total			10,892

Preferred Stocks (3.5%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (2.0%)
Samsung Electronics Co., Ltd.	South Korea	444,800	14,688

Total			14,688

Total Preferred Stocks (Cost: $27,290)			26,023

Short-Term Investments (1.7%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	United States	12,685,068	12,685

Total			12,685

Total Short-Term Investments (Cost: $12,685)			12,685

Total Investments (100.2%) (Cost: $686,799)@			748,707

Other Assets, Less Liabilities (-0.2%)			(1,172)

Net Assets (100.0%)			747,535

Investments Percentage by Country is based on Net Assets:
Cayman Islands	15.5%
India	14.7%
Brazil	11.8%
China	10.7%
South Korea	7.7%
Hong Kong	6.2%
Taiwan	5.8%
Indonesia	5.3%
Mexico	5.2%
Other	17.3%

Total	100.2%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $686,799 and the net unrealized appreciation of investments based on that cost was $61,908 which is comprised of $120,077 aggregate gross unrealized appreciation and $58,169 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$26,023	$—	$—
Common Stocks
Information Technology	59,153	43,345	—
Materials	49,290	10,057	—
All Others	548,154	—	—
Short-Term Investments	12,685	—	—

Total Assets:	$695,305	$53,402	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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